Related-Party Transactions Disclosure: Schedule of transactions with related parties (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of transactions with related parties
	January 31, 2020	January 31, 2019

Consulting fees paid or accrued to a company owned by the CFO	$-	$30,000
Rent fees accrued to a company controlled by a major shareholder	$-	$5,184